Non-controlling interests - NCI Components (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries
Non-controlling interest	$ 58	$ 29	$ 55
Profit attributable to non-controlling interests	$ 13
Fideicomiso GFSSLPT, Banco Santander Mexico, S.A.
Subsidiaries
Non-controlling interest		14	41
Other
Subsidiaries
Non-controlling interest		$ 15	$ 14